Short-term Investments (Tables)	6 Months Ended
Jun. 30, 2019
Short-term Investments
Schedule of short-term investments

	June 30,	December 31,
	2019	2018
	(in US$’000)
Bank deposits maturing over three months (note)
Denominated in:
US$	153,548	214,538
HK$	380	377
	153,928	214,915

Note: The weighted average effective interest rate on bank deposits for the six months ended June 30, 2019 and the year ended December 31, 2018 was 2.77% per annum and 2.18% per annum respectively (with maturity ranging from 91 to 97 days and 91 to 100 days respectively).